TPR Firm:		Date Submitted:	8/5/2022
Client Name:	Loan Funding Structure LLC	Report:	Exception Report - Loan
Client Project:	BRAVO 2026-NQMR1	Loans in report:	3

Report Date	Loan Number	Incenter ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
8/5/2022	637278	XXX	XXX	XXX	1) Missing Grant Deed to confirm vesting on Mortgage. COMMENTS: //UPDATE 06/17/2019: Received Warranty Deed.	1) The loan contains errors within one or more TRID disclosure. The Seller Paid fees on the Closing Disclosure (CD) in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX. Need Post Consummation Closing Disclosure with letter to borrower and proof of method of delivery reflecting all Seller Paid fees in Seller-Paid column of Borrower's CD.

2) Missing the following required Federal and/or State Disclosures:  Loan Options Disclosure/Anti-Steering Options Disclosure.

									3) Incenter does not consider negative per diem interest as a credit against the total finance charge. Please provide a PCCD with letter of explanation and proof of method of delivery to the borrower that discloses the prepaid interest amount in line F03 as $XXX and use an offsetting lender credit in section H with a description of applicability to under disclosed finance charges to properly apply the credit and accurately disclose the credit to finance charges.Federal TILAThis loan failed the TILA finance charge test.(12 CFR 1026.18(d)(1), transferred from 12 CFR 226.18(d)(1))The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. Total under disclosed amount is -$XXX.	Compensating Factors: 1. XXX% DTI, XXX% less than program guideline maximum DTI of 43.00% 2. XXX month reserves, XXX months greater than program guideline 3 months reserves requirement 3. Owner of the same business for XXX years	6/12/2019	Primary Residence	XXX	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
8/5/2022	824318	XXX	XXX	XXX	1) The verified assets of $XXX are insufficient to satisfy the cash to close requirement of $XXX and 3 months reserves requirement of $XXX.
COMMENTS: Sale CD reflects proceeds $XXX. XXX guides B3-4.3 (Verif non-depository assets)  sales proceeds using the settlement statement on the home showing sufficient net cash proceeds.

2) Missing documentation to evidence that the property located at XXX have been sold. Subject to debt recalculation
COMMENTS: HUD1 provided - sale price $XXX XXX. Redfin confirmes closed sale date.	1) Missing the following required Federal and/or State Disclosures: Loan Options Disclosure/Anti-Steering Options Disclosure, XXX Fee Information From Your Mortgage Broker For Your Mortgage Loan AKA Mortgage Broker Application Disclosure, and XXX Rate Spread Adjustable Mortgage Loan Disclosure AKA XXX Acknowledgement of Fixed Rate Loan Terms and Costs.

2) The loan contains errors within one or more TRID disclosure.  Missing signed Lender's explanation for incomplete Closing Disclosure(s) in file missing pages and/or key data elements, however, not marked as "Draft" or "Preliminary".

3) There is a "XXX General Warranty Deed" in file, however, it is incomplete.  Need fully executed Deed, inclusive of dates and signatures. Signed Closing Instructions reflecting vesting per Security Instrument and Closing Protection Letter are both in file.

									4) Document not properly executed or dated: The county is listed on the subject security instrument as XXX. Evidence was in file to show that the security instrument was recorded in XXX and the correct county is reflected in the legal description.	Compensating Factors: 1. XXX FICO, XXX points greater than program guideline minimum FICO of 660 2. Excellent mortgage payment history since XXX 3. Owner of the same business for XXX years	6/13/2019	Primary Residence	XXX	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
8/5/2022	459705	XXX	XXX	XXX	1) Client's approved exception due to DTI is XXX% vs program guideline maximum DTI of 50.00%
Compensating Factors:1. XXX months reserves, XXX months greater than program guideline 3 months reserves requirement2. Owner of the same business for XXX years3. No public records
									COMMENTS: 07/08/2019: Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. XXX months reserves, XXX months greater than program guideline 3 months reserves requirement 2. Owner of the same business for XXX years 3. No public records	7/5/2019	Primary Residence	XXX	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1